(37) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Line Items [Line Items]
Bank balances	R$ 365,031	R$ 170,884
Total	3,249,642	6,164,997	R$ 5,682,802	R$ 4,357,455
Unconsolidated [member]
Statement Line Items [Line Items]
Bank balances	508	426
Investment funds	6,073	64,548
Total	R$ 6,581	R$ 64,973	R$ 424,192	R$ 799,775